Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
Commitments and contingencies

Note 17 — Commitments and contingencies

Contingencies

The Group is subject to legal proceedings and regulatory actions in the ordinary course of business. The results of such proceedings cannot be predicted with certainty, but the Group does not anticipate that the final outcome arising out of any such matters will have a material adverse effect on our consolidated financial position, cash flows or results of operations on an individual basis or in the aggregate. $70,721 (RMB516,213) was frozen in a bank due to the pending lawsuits, which amount was included in restricted cash as of December 31, 2024. As of the date of these unaudited condensed consolidated financial statements, the above-mentioned amount is still frozen in bank and the other legal proceedings or disputes have no material impact on the Group’s business or financial performances.